Property, plant and equipment (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Net book amount	$ 8,231	$ 1,884
Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net book amount	12,658	9,217
Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net book amount	$ (4,427)	$ (7,333)